PROPERTY AND EQUIPMENT - Future minimum lease payments required for assets under finance leases (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
Future minimum lease payments
Total minimum lease payments	Rp 3,764	Rp 4,685
Interest	(619)	(881)
Net present value of minimum lease payments	3,145	3,804
Current maturities (Note 18b)	(807)	(794)
Long-term portion (Note 19)	2,338	3,010
Less than one year
Future minimum lease payments
Total minimum lease payments		1,083
1-2 years
Future minimum lease payments
Total minimum lease payments	1,049	969
2-3 years
Future minimum lease payments
Total minimum lease payments	945	866
3-4 years
Future minimum lease payments
Total minimum lease payments	781	778
4-5 years
Future minimum lease payments
Total minimum lease payments	605	605
5-6 years
Future minimum lease payments
Total minimum lease payments	254	254
Later than six years
Future minimum lease payments
Total minimum lease payments	Rp 130	Rp 130